Trade and Notes Payable	12 Months Ended
Dec. 31, 2020
Trade and Notes Payable
Trade and Notes Payable

14. Trade and Notes Payable

Trade and notes payable consist of the following:

	As of December 31,
	2019	2020
Trade payable for raw materials	624,666	2,991,538
Notes payable	—	168,977
Total	624,666	3,160,515